Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income (loss)	€ (338)	€ (681)	€ 3,842
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization	1,610	1,573	1,025
Change in warrants fair value	(889)	(2,669)	(3,985)
Other Non-cash compensation	289	382	360
Change in allowances for doubtful accounts & slow-moving inventories	591	28	(75)
Change in long-term provisions	300	105	116
Net capital loss on disposals of assets	37	47	58
Deferred tax expense (benefit)	(153)	(153)	65
Operating cash flow	1,447	(1,368)	1,408
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables	(983)	(1,741)	1,752
Decrease (Increase) in inventories	(704)	669	(1,985)
Decrease (Increase) in other assets	115	(47)	46
(Decrease) Increase in trade accounts and notes payable	(70)	426	(153)
(Decrease) Increase in accrued expenses, other current liabilities	370	(998)	143
Net increase (decrease) in operating assets and liabilities	(1,272)	(1,691)	(197)
Net cash generated by (used in) operating activities	175	(3,059)	1,209
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(827)	(988)	(853)
Net proceeds from sale of leased back assets	359	85
Acquisitions of property and equipment	(604)	(631)	(321)
Acquisitions of intangible assets	(438)	(453)	(151)
Proceeds from sale of short term investments			1,000
Increase in deposits and guarantees	(59)	(45)	(59)
Net cash generated by (used in) investing activities	(1,569)	(2,032)	(384)
Cash flow from financing activities:
Proceeds from capital increase		548	6,200
Proceeds from stock-option exercise		115
Proceeds from long term borrowings, net of financing costs	1,032	1,638	3,168
Repayment of long term borrowings	(443)	(243)	(305)
Repayment of obligations under capital leases	(358)	(297)	(277)
Increase (decrease) in bank overdrafts and short-term borrowings	946	1,110	(1,182)
Net cash generated by (used in) financing activities	1,178	2,871	7,604
Net effect of exchange rate changes on cash and cash equivalents	(323)	235	(19)
Net increase (decrease) in cash and cash equivalents	(539)	(1,985)	8,410
Cash and cash equivalents at beginning of year	20,004	21,989	13,578
Cash and cash equivalents at end of year	€ 19,464	€ 20,004	€ 21,989